COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The following table presents the future minimum lease payments under the non-cancelable operating leases as of December 31, 2021 as follows:

Year Ended December 31,	Minimum Lease Payments
2022	$680
2023	188
2024	147
2025	—
2026	—